Award Timing Disclosure	12 Months Ended
Jun. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company currently maintains two pay recovery policies applicable to executive officers. The first Pay Recovery Policy is intended to eliminate any reward for intentional misrepresentation of financial results. It provides standards for recovering compensation from our executive officers and other officers who hold the position of Senior Vice President and above (collectively, "Designated Officers"), where such compensation was based on incorrectly reported financial results due to the fraud or willful misconduct of such Designated Officer. The Designated Officer's repayment obligation applies to any cash bonus paid, share award issued (whether or not vested) and/or vested during the covered period (as defined below) or options exercised during the period commencing with the date that is four years prior to the beginning of the fiscal year in which a restatement is announced, and ending on the date recovery is sought (the "covered period").
The second policy is our Executive Compensation Recovery Policy adopted by the Compensation and People Committee and effective as of December 13, 2023. This policy was adopted to comply with Section 10D of the Exchange Act and the Nasdaq listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to the company's current and former "officers" under Rule 16a-1(f) of the Exchange Act, the Company must recover erroneously awarded, incentive-based compensation on a pre-tax basis, subject to very limited exceptions, to the extent the applicable financial reporting measure was attained during the three-year period preceding the date the Company is required to prepare an accounting restatement. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements, as well as restatements that correct errors that are not material to previously issued financial statement but would result in a material misstatement if (a) the errors were left uncorrected in the current report or (b) the error correction was recognized in the current period. The policy requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.
Practices Related to the Grant of Equity Awards
Stock option and other annual equity award grants are generally made to executive officers on an annual basis according to a pre-established schedule that coincides with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation and People Committee to grant equity awards close in time to performance appraisals. Annual equity-based compensation awards to our executive officers are approved annually at the July meeting of the Board (for our CEO) or the Compensation and People Committee (for all other executive officers), with a grant date that has historically occurred in September. The dates of these meetings are generally scheduled at least one year in advance.
In addition, with respect to the timing of our equity award grants:
■We do not time the grant of equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so; and
■We have never timed and do not plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
During Fiscal Year 2025, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method
Stock option and other annual equity award grants are generally made to executive officers on an annual basis according to a pre-established schedule that coincides with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation and People Committee to grant equity awards close in time to performance appraisals. Annual equity-based compensation awards to our executive officers are approved annually at the July meeting of the Board (for our CEO) or the Compensation and People Committee (for all other executive officers), with a grant date that has historically occurred in September. The dates of these meetings are generally scheduled at least one year in advance.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company currently maintains two pay recovery policies applicable to executive officers. The first Pay Recovery Policy is intended to eliminate any reward for intentional misrepresentation of financial results. It provides standards for recovering compensation from our executive officers and other officers who hold the position of Senior Vice President and above (collectively, "Designated Officers"), where such compensation was based on incorrectly reported financial results due to the fraud or willful misconduct of such Designated Officer. The Designated Officer's repayment obligation applies to any cash bonus paid, share award issued (whether or not vested) and/or vested during the covered period (as defined below) or options exercised during the period commencing with the date that is four years prior to the beginning of the fiscal year in which a restatement is announced, and ending on the date recovery is sought (the "covered period").
The second policy is our Executive Compensation Recovery Policy adopted by the Compensation and People Committee and effective as of December 13, 2023. This policy was adopted to comply with Section 10D of the Exchange Act and the Nasdaq listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to the company's current and former "officers" under Rule 16a-1(f) of the Exchange Act, the Company must recover erroneously awarded, incentive-based compensation on a pre-tax basis, subject to very limited exceptions, to the extent the applicable financial reporting measure was attained during the three-year period preceding the date the Company is required to prepare an accounting restatement. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements, as well as restatements that correct errors that are not material to previously issued financial statement but would result in a material misstatement if (a) the errors were left uncorrected in the current report or (b) the error correction was recognized in the current period. The policy requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.

MNPI Disclosure Timed for Compensation Value	false